SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, shares in Millions		1 Months Ended
	Feb. 12, 2021	Jan. 31, 2021	Feb. 01, 2021	Dec. 31, 2020
Vimeo
Subsequent Event [Line Items]
Ownership interest (as a percent)				93.20%
Vimeo | Common Stock
Subsequent Event [Line Items]
Ownership interest (as a percent)				89.70%
Vimeo | Class B Common Stock
Subsequent Event [Line Items]
Ownership interest (as a percent)				97.60%
Subsequent Event | Vimeo | Sale of Equity Capital
Subsequent Event [Line Items]
Proceeds raised from sale of equity capital		$ 300,000,000
Subsequent Event | Common Stock | Vimeo | Sale of Equity Capital
Subsequent Event [Line Items]
Proceeds raised from sale of equity capital		$ 200,000,000
Number of shares issued in sale of equity capital (in shares)		6.2
Price per share of stock issued in sale of equity capital (in dollars per share)		$ 32.41
Enterprise valuation of Vimeo		$ 5,200,000,000
Subsequent Event | Class B Common Stock | Vimeo | Sale of Equity Capital
Subsequent Event [Line Items]
Proceeds raised from sale of equity capital		$ 100,000,000
Number of shares issued in sale of equity capital (in shares)		2.8
Price per share of stock issued in sale of equity capital (in dollars per share)		$ 35.35
Enterprise valuation of Vimeo		$ 5,700,000,000
Subsequent Event | Vimeo
Subsequent Event [Line Items]
Ownership interest (as a percent)			88.00%
Subsequent Event | Revolving Credit Facility | Vimeo Credit Facility
Subsequent Event [Line Items]
Term of debt instrument (years)	5 years
Maximum borrowing capacity	$ 100,000,000